UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

BlackRock Long-Term Municipal Advantage Trust (BTA)
Schedule of Investments January 31, 2011 (Unaudited)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Arizona — 3.1%
Maricopa County Pollution Control Corp.,
Refunding RB, Southern California
Edison Co., Series A, 5.00%, 6/01/35	$585	$ 550,456
Pima County IDA, RB, Tucson Electric
Power Co., Series A, 5.25%,
10/01/40	1,345	1,188,993
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	665	651,481
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	2,090	1,771,108
4,162,038
Arkansas — 0.4%
County of Little River Arkansas,
Refunding RB, Georgia-Pacific Corp.
Project, AMT, 5.60%, 10/01/26 550 503,261
California — 22.0%
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West, Series A,
6.00%, 7/01/39	680	670,834
St. Joseph Health System, Series A,
5.75%, 7/01/39	385	378,105
Sutter Health, Series B, 6.00%,
8/15/42 (a)	1,040	1,021,197
California HFA, RB, AMT, Home
Mortgage:
Series G, 5.50%, 8/01/42	2,135	2,104,192
Series K, 5.50%, 2/01/42	745	756,384
California State Public Works Board, RB,
Various Capital Projects, Sub-Series
I-1, 6.38%, 11/01/34	400	406,920
California Statewide Communities
Development Authority, Refunding RB,
Senior Living, Southern California:
6.25%, 11/15/19	1,000	1,032,180
6.63%, 11/15/24	540	552,371
Golden State Tobacco Securitization
Corp. California, Custodial Receipts,
Series 1271, 5.00%, 6/01/45 (b)	5,000	3,901,250
Los Angeles Department of Airports, RB,
Series A, 5.25%, 5/15/39	270	258,484

	Par
Municipal Bonds (000) Value
California (concluded)
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	$ 3,225	$ 3,082,777
State of California, GO, Various Purpose,
6.50%, 4/01/33	2,000	2,115,140
University of California, RB, Series B
(NPFGC), 4.75%, 5/15/38	15,000	13,457,700
29,737,534
Colorado — 1.2%
Colorado Health Facilities Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	755	665,970
North Range Metropolitan District No. 2,
GO, Limited Tax, 5.50%, 12/15/37	1,200	934,356
1,600,326
Delaware — 1.4%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	750	719,880
Delaware State EDA, RB, Exempt
Facilities, Indian River Power, 5.38%,
10/01/45	1,415	1,247,266
1,967,146
District of Columbia — 8.9%
District of Columbia, RB, Methodist
Home District of Columbia, Series A:
7.38%, 1/01/30	550	538,175
7.50%, 1/01/39	910	887,104
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed:
6.25%, 5/15/24	5,030	4,760,392
6.50%, 5/15/33	5,700	5,472,912
Metropolitan Washington Airports
Authority, RB, First Senior Lien,
Series A:
5.00%, 10/01/39	170	159,423
5.25%, 10/01/44	270	260,885
12,078,891
Florida — 4.8%
County of Miami-Dade Florida, RB,
Water & Sewer System, 5.00%,
10/01/34	1,950	1,821,670

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	HRB	Housing Revenue Bonds
CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority
EDA	Economic Development Authority	ISD	Independent School District
EDC	Economic Development Corp.	NPFGC	National Public Finance Guarantee Corp.
ERB	Education Revenue Bonds	PSF-GTD	Permanent School Fund Guaranteed
GO	General Obligation Bonds	RB	Revenue Bonds
HDA	Housing Development Authority

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST JANUARY 31, 2011 1

BlackRock Long-Term Municipal Advantage Trust (BTA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Florida (concluded)
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	$ 400	$370,996
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40 (a)	745	731,977
Sarasota County Health Facilities
Authority, Refunding RB, Village on
the Isle Project, 5.50%, 1/01/32	495	407,479
Sumter Landing Community
Development District Florida, RB,
Sub-Series B, 5.70%, 10/01/38	1,395	1,043,223
Tolomato Community Development
District, Special Assessment Bonds,
Special Assessment, 6.65%, 5/01/40	1,750	1,160,093
Watergrass Community Development
District, Special Assessment Bonds,
Series A, 5.38%, 5/01/39	1,850	900,728
6,436,166
Georgia — 0.5%
DeKalb County Hospital Authority
Georgia, RB, DeKalb Medical Center
Inc. Project, 6.13%, 9/01/40	500	454,845
DeKalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	285	264,660
719,505
Guam — 0.5%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	200	203,668
6.75%, 11/15/29	295	311,349
7.00%, 11/15/39	205	218,876
733,893
Illinois — 14.2%
City of Chicago Illinois, Custodial
Receipts, Series 1284, 5.00%,
1/01/33 (b)	15,000	13,200,150
Illinois Finance Authority, RB:
Advocate Health Care, Series C,
5.38%, 4/01/44	1,845	1,687,086
Navistar International, Recovery
Zone, 6.50%, 10/15/40	535	532,352
Illinois Finance Authority, Refunding RB,
Central DuPage Health, Series B,
5.50%, 11/01/39	550	517,495
Metropolitan Pier & Exposition Authority,
Refunding RB, McCormick Place
Expansion Project (AGM):
CAB, Series B, 6.25%,
6/15/46 (c)	6,605	577,343
Series B, 5.00%, 6/15/50	1,095	928,779
Series B-2, 5.00%, 6/15/50	870	714,592
Railsplitter Tobacco Settlement
Authority, RB:
5.50%, 6/01/23	430	407,111
6.00%, 6/01/28	390	372,193

	Par
Municipal Bonds (000) Value
Illinois (concluded)
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	$ 215	$ 201,259
19,138,360
Indiana — 12.4%
Carmel Redevelopment Authority, RB,
Performing Arts Center:
4.75%, 2/01/33	7,230	6,611,835
5.00%, 2/01/33	6,580	6,408,723
Delaware County Hospital Authority
Indiana, RB, Cardinal Health System
Obligation Group, 5.25%, 8/01/36	2,000	1,635,260
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	290	262,914
Indiana Finance Authority,
Refunding RB:
Ascension Health Senior Credit,
Series B-5, 5.00%, 11/15/36	500	444,335
Parkview Health System, Series A,
5.75%, 5/01/31	1,100	1,084,369
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	350	360,636
16,808,072
Kansas — 0.4%
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40 575 529,690
Kentucky — 0.2%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40 350 328,636
Louisiana — 2.3%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, Westlake
Chemical Corp., RB:
Projects, 6.75%, 11/01/32	2,000	2,015,000
Series A-1, 6.50%, 11/01/35	1,135	1,123,695
3,138,695
Maryland — 1.3%
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	970	883,777
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	500	465,420
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
University of Maryland Medical
System, 5.00%, 7/01/34	490	451,280
1,800,477
Massachusetts — 8.8%
Massachusetts HFA, Refunding HRB,
Series D, AMT, 5.45%, 6/01/37	11,855	11,421,107

2 BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST JANUARY 31, 2011

BlackRock Long-Term Municipal Advantage Trust (BTA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Massachusetts (concluded)
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	$ 615	$ 550,770
11,971,877
Michigan — 2.7%
City of Detroit Michigan, RB, Senior Lien,
Series B (AGM), 7.50%, 7/01/33	560	648,519
Garden City Hospital Finance Authority
Michigan, Refunding RB, Garden City
Hospital Obligation, Series A, 5.00%,
8/15/38	1,540	955,401
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 5.50%, 5/15/36	475	440,178
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,400	1,558,914
3,603,012
Montana — 0.5%
Two Rivers Authority, RB, Senior
Lien (d)(e):
7.25%, 11/01/21	1,500	228,780
7.38%, 11/01/27	2,600	396,500
625,280
Nebraska — 3.4%
Omaha Public Power District, RB,
System, Sub-Series B (NPFGC),
4.75%, 2/01/36 5,000 4,569,800
New Jersey — 0.4%
New Jersey EDA, RB, Continental Airlines
Inc. Project, AMT, 6.63%, 9/15/12 500 502,880
New York — 10.7%
Metropolitan Transportation Authority,
Refunding RB, Transportation,
Series D, 5.25%, 11/15/40	410	374,920
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT, 7.63%,
8/01/25 (f)	4,000	4,139,920
New York City Municipal Water Finance
Authority, Refunding RB, Series D,
5.00%, 6/15/39	7,500	7,213,800
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	420	422,113
New York State Dormitory Authority, RB,
New York University, Series A, 5.25%,
7/01/48	2,000	1,959,780
Port Authority of New York & New Jersey,
RB, JFK International Air Terminal,
6.00%, 12/01/42	430	405,864
14,516,397
North Carolina — 11.9%
North Carolina Capital Facilities Finance
Agency, RB, Duke Energy Carolinas,
Series B, 4.38%, 10/01/31	560	499,262

	Par
Municipal Bonds (000) Value
North Carolina (concluded)
North Carolina Capital Facilities Finance
Agency, Refunding RB, Duke Energy
Carolinas, Series B, 4.63%, 11/01/40	$ 560	$494,178
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/42	480	439,627
University of North Carolina at Chapel
Hill, Refunding RB, General, Series A,
4.75%, 12/01/34	15,170	14,644,208
16,077,275
Ohio — 0.7%
State of Ohio, RB, Ford Motor Co.
Project, AMT, 5.75%, 4/01/35 1,000 900,700
Pennsylvania — 0.7%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40 1,500 996,840
Puerto Rico — 1.5%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	1,705	1,764,556
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, First Sub-Series
C, 6.52%, 8/01/38 (c)	1,490	235,643
2,000,199
South Carolina — 2.1%
South Carolina Jobs-EDA, Refunding RB:
First Mortgage, Lutheran Homes,
5.50%, 5/01/28	600	486,846
First Mortgage, Lutheran Homes,
5.63%, 5/01/42	1,000	757,680
Palmetto Health, 5.50%, 8/01/26	480	454,334
Senior Lien, Burroughs & Chapin,
Series A (Radian), 4.70%, 4/01/35	1,370	1,080,300
2,779,160
Texas — 13.8%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	1,500	559,140
City of Dallas Texas, Refunding RB,
5.00%, 10/01/35	525	524,223
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	250	250,590
HFDC of Central Texas Inc., RB, Village
at Gleannloch Farms, Series A, 5.50%,
2/15/27	1,150	895,310
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	700	707,945
New Caney ISD, GO, School Building
(PSF-GTD), 5.00%, 2/15/35	9,150	9,214,599
North Texas Tollway Authority, RB, Toll,
Second Tier, Series F, 6.13%,
1/01/31	2,290	2,293,206
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	1,390	1,387,943

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST JANUARY 31, 2011 3

BlackRock Long-Term Municipal Advantage Trust (BTA)
Schedule of Investments (continued)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Texas (concluded)
Texas Private Activity Bond Surface
Transportation Corp., Senior Lien, RB:
LBJ Infrastructure Group LLC, LBJ
Freeway Managed Lanes Project,
7.00%, 6/30/40	$ 1,490	$ 1,500,072
NTE Mobility Partners LLC, North
Tarrant Express Managed Lanes
Project, 6.88%, 12/31/39	1,315	1,310,805
18,643,833
Utah — 0.6%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41 955 874,198
Vermont — 2.0%
Vermont HFA, RB, Series 27, AMT
(AGM), 4.90%, 5/01/38 (f) 2,985 2,659,008
Virginia — 3.1%
Fairfax County EDA, Refunding RB,
Goodwin House Inc., 5.13%,
10/01/42	850	709,597
Peninsula Ports Authority, Refunding RB,
Virginia Baptist Homes, Series C,
5.38%, 12/01/26	2,600	1,673,100
Reynolds Crossing Community
Development Authority, Special
Assessment Bonds, Reynolds
Crossing Project, 5.10%, 3/01/21	1,000	903,330
Virginia HDA, RB, Rental Housing,
Series F, 5.00%, 4/01/45	1,000	926,150
4,212,177
Wisconsin — 1.9%
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Credit Group, Series A, 5.00%,
11/15/31 2,835 2,614,295
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB,
Series A, 5.00%, 1/01/42 100 90,009
Total Municipal Bonds – 138.5%		187,319,630
Municipal Bonds Transferred to Tender
Option Bond Trusts (g)
California — 3.3%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	1,090	1,105,410
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/39	840	846,258
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	2,050	1,884,791

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (g) (000) Value
California (concluded)
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	$ 553	$ 556,384
4,392,843
Colorado — 0.5%
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34 740 722,628
New Hampshire — 0.5%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39 660 673,009
New York — 10.5%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	495	505,817
New York State Dormitory Authority,
ERB:
Series B, 5.75%, 3/15/36	11,250	11,799,225
Series F, 5.00%, 3/15/35	1,995	1,945,582
14,250,624
Ohio — 5.2%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	2,650	2,451,144
State of Ohio, Refunding RB, Cleveland
Clinic Health, Series A, 5.50%,
1/01/39	4,630	4,532,770
6,983,914
South Carolina — 2.1%
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series B-1, 5.55%, 7/01/39 2,879 2,874,681
Texas — 1.5%
County of Harris Texas, RB, Senior Lien,
Toll Road, Series A, 5.00%, 8/15/38 2,130 2,049,869
Virginia — 0.7%
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40 1,000 935,722
Wisconsin — 1.4%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39 1,990 1,830,697
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 25.7% 34,713,987
Total Long-Term Investments
(Cost – $245,245,476) – 164.2%		222,033,617

4 BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST JANUARY 31, 2011

BlackRock Long-Term Municipal Advantage Trust (BTA)
Schedule of Investments (concluded)
(Percentages shown are based on Net Assets)

Short-Term Securities Shares Value
FFI Institutional Tax-Exempt Fund,
0.15% (h)(i) 1,583,100 $ 1,583,100
Total Short-Term Securities
(Cost – $1,583,100) – 1.2% 1,583,100
Total Investments
(Cost – $246,828,576*) – 165.4%		223,616,717
Other Assets Less Liabilities – 0.7%		1,005,672
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (66.1)%		(89,426,431)
Net Assets – 100.0% $135,195,958
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as
Aggregate follows: cost	$ 157,421,098
Gross unrealized appreciation	$ 1,008,829
Gross unrealized depreciation	(24,049,756)
Net unrealized depreciation	$ (23,040,927)
(a) When-issued security. Unsettled when-issued transactions were as follows:
		Unrealized
Counterparty	Value	Appreciation
Morgan Stanley Co. Inc.	$ 1,021,197	$ 9,870
Goldman Sachs Co.	$ 731,977	$ 9,119

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) Variable rate security. Rate shown is as of report date.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(h) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	April 30,	Net	January 31,
Affiliate 2010 Activity 2011				Income
FFI Institutional
Tax-Exempt
Fund 1,901,695 (318,595) 1,583,100				$ 1,370

(i) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $222,033,617		—	$ 222,033,617
Short-Term
Securities	$ 1,583,100	—	—	1,583,100
Total	$ 1,583,100 $222,033,617		—	$ 223,616,717
[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2011